Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Significant Expenses
Significant expenses are as follows (in thousands):

	Year Ended December 31,
	2025	2024
Revenues	$156,849	$144,841
Cost of Revenues(1)	39,425	37,414
Gross Profit	117,424	107,427
Significant operating expenses:
Personnel costs	112,030	107,560
Professional services(2)	18,599	11,430
Rent and facilities	4,706	4,451
Software expense	13,359	12,489
Advertising expense	3,997	4,465
Impairment of intangible asset and capitalized development	—	15,213
Other segment items(3)	12,857	13,542
Loss from operations	(48,124)	(61,723)
Interest and other income, net	4,495	6,281
Income tax provision	(743)	(332)
Net loss attributable to common stockholders	$(44,372)	$(55,774)
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(1)Includes depreciation and amortization expense of $2.4 million and $2.1 million for the years ended December 31, 2025 and 2024, respectively.
(2)Includes expenses related to the stockholder litigation of $9.2 million and $0.8 million for the years ended December 31, 2025 and 2024, respectively.
(3)Other segment items include various non-significant expenses including travel, insurance, and office expenses. Other segment items also include depreciation and amortization expense of $1.3 million and $1.8 million for the